Shareholder Report, Line Graph (Details) - USD ($)	10 Months Ended		12 Months Ended	35 Months Ended	36 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 12, 2023	Dec. 06, 2023	Sep. 30, 2023	Sep. 30, 2022	Oct. 25, 2021	Oct. 12, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Mar. 28, 2016	Sep. 30, 2015	Sep. 30, 2014
C000157008 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Plus Shares
Account Value	$ 12,205,729	$ 12,205,729	$ 12,205,729	$ 12,205,729	$ 12,205,729	$ 12,205,729	$ 12,205,729	$ 12,205,729			$ 11,088,674	$ 10,884,181			$ 12,083,487	$ 12,099,103	$ 11,411,821	$ 10,600,117	$ 10,680,606	$ 10,679,653		$ 10,298,959	$ 10,000,000
Average Annual Return, Percent			10.07%			1.35%		2.01%
C000157009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Plus Shares
Account Value	12,159,831	12,159,831	$ 12,159,831	12,159,831	12,159,831	$ 12,159,831	12,159,831	$ 12,159,831			11,274,524	10,961,188			11,524,984	11,447,076	10,996,074	10,491,279	10,421,072	10,308,039		10,130,377	10,000,000
Average Annual Return, Percent			7.85%			2.03%		1.97%
C000166996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Account Value	11,785	11,785	$ 11,785	11,785	11,785	$ 11,785	$ 11,785	$ 11,785			10,530	10,418			12,265	12,269	11,261	10,224	10,360	10,357	$ 10,000
Average Annual Return, Percent			11.92%			0.91%	1.95%
C000166995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Admiral Shares
Account Value	59,511	59,511	$ 59,511	59,511	59,511	$ 59,511	$ 59,511	59,511			53,092	52,507			61,724	61,707	56,555	51,271	51,890	51,837	50,000
Average Annual Return, Percent			12.09%			1.02%	2.07%
C000231055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Account Value	10,653	10,653	$ 10,653	10,653	$ 10,653	$ 10,653	$ 10,653	10,653			9,278	8,606		$ 10,000
Average Annual Return, Percent			14.82%		2.15%
C000231054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Admiral Shares
Account Value	53,417	53,417	$ 53,417	53,417	$ 53,417	53,417	53,417	53,417			46,476	43,046		50,000
Average Annual Return, Percent			14.93%		2.25%
C000231057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Account Value	9,841	9,841	$ 9,841	$ 9,841	$ 9,841	9,841	9,841	9,841			8,730	8,543	$ 10,000
Average Annual Return, Percent			12.73%	(0.55%)
C000231056 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Admiral Shares
Account Value	49,320	49,320	$ 49,320	$ 49,320	49,320	49,320	49,320	49,320			43,733	42,754	50,000
Average Annual Return, Percent			12.78%	(0.47%)
C000246714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Account Value	10,843	$ 10,843	$ 10,843	$ 10,843	10,843	10,843	10,843	10,843	$ 10,000
Average Annual Return, Percent		8.43%
C000246714 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ETF Shares Market Price
Average Annual Return, Percent		8.62%
C000246715 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ETF Shares Net Asset Value
Account Value	$ 10,869	$ 10,869	$ 10,869	10,869	10,869	10,869	10,869	10,869		$ 10,000
Average Annual Return, Percent	8.69%
C000246715 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ETF Shares Market Price
Average Annual Return, Percent	9.12%
Bloomberg U S Intermediate Aggregate ex Baa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Aggregate ex Baa Index
Account Value	$ 11,762,673	11,762,673	$ 11,762,673	11,762,673	11,762,673	$ 11,762,673	11,762,673	$ 11,762,673			10,677,672	10,564,925			11,914,964	11,999,701	11,367,973	10,541,461	10,645,848	10,649,625		10,315,861	10,000,000
Average Annual Return, Percent			10.16%			0.68%		1.64%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value	12,004,423	12,004,423	$ 12,004,423	12,004,423	12,004,423	$ 12,004,423	12,004,423	$ 12,004,423			10,759,690	10,690,798			12,518,445	12,631,502	11,806,812	10,704,668	10,836,446	10,828,593		10,294,080	10,000,000
Average Annual Return, Percent			11.57%			0.33%		1.84%
Bloomberg U S Government Credit 1 3 Year ex Baa Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Credit 1–3 Year ex Baa Index
Account Value	11,660,650	11,660,650	$ 11,660,650	11,660,650	11,660,650	$ 11,660,650	11,660,650	$ 11,660,650			10,895,508	10,617,236			11,184,265	11,168,053	10,765,020	10,298,114	10,285,534	10,235,736		10,123,648	10,000,000
Average Annual Return, Percent			7.02%			1.61%		1.55%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Float Adjusted Index
Account Value	12,038,123	$ 12,038,123	$ 12,038,123	12,038,123	12,038,123	$ 12,038,123	$ 12,038,123	$ 12,038,123	$ 10,000		10,799,017	10,715,540			$ 12,549,233	$ 12,666,433	$ 11,822,449	$ 10,704,873	$ 10,838,667	$ 10,832,563	$ 10,000	$ 10,283,255	$ 10,000,000
Average Annual Return, Percent		7.12%	11.47%			0.36%	1.64%	1.87%
Multi Sector Income Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Multi-Sector Income Bond Composite Index
Account Value	10,462	$ 10,462	$ 10,462	10,462	$ 10,462	$ 10,462	$ 10,462	$ 10,462			9,163	8,548		10,000
Average Annual Return, Percent			14.18%		1.53%
Bloomberg U S Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
Account Value	$ 9,735	$ 9,735	$ 9,735	$ 9,735	$ 9,735	$ 9,735	$ 9,735	$ 9,735		$ 10,000	$ 8,686	$ 8,549	$ 10,000	$ 10,000
Average Annual Return, Percent	7.34%		12.08%	(0.91%)	(0.94%)